Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets [Line Items]
Balance at beginning of period	$ 722
Balance at end of period	671	$ 722
Amortized balance at end of period	671	722
Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	1,067	1,159
Additions	16	17
Disposals	(2)
Discontinuance of consolidation		(55)
Translation differences	(40)	63
Reclassification to assets held for sale	0	(117)
Balance at end of period	1,041	1,067
Amortized balance at end of period	1,067	1,067
Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	345	335
Disposals	(1)
Amortization for the year	30	35
Translation differences	(10)	14
Impairment	6	15
Reclassification to assets held for sale		(54)
Balance at end of period	370	345
Amortized balance at end of period	345	345
Goodwill [Member]
Intangible assets [Line Items]
Balance at beginning of period	326
Balance at end of period	309	326
Amortized balance at end of period	309	326
Goodwill [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	348	398
Additions	0	0
Disposals	0
Discontinuance of consolidation		(55)
Translation differences	(17)	16
Reclassification to assets held for sale	0	(11)
Balance at end of period	331	348
Amortized balance at end of period	348	348
Goodwill [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	22	21
Disposals	0
Amortization for the year	0	0
Translation differences	0	1
Impairment	0	0
Reclassification to assets held for sale		0
Balance at end of period	22	22
Amortized balance at end of period	22	22
Concessions and mining rights [Member]
Intangible assets [Line Items]
Balance at beginning of period	153
Balance at end of period	142	153
Amortized balance at end of period	142	153
Concessions and mining rights [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	216	205
Additions	0	0
Disposals	0
Discontinuance of consolidation		0
Translation differences	(6)	11
Reclassification to assets held for sale	0	0
Balance at end of period	210	216
Amortized balance at end of period	216	216
Concessions and mining rights [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	63	57
Disposals	0
Amortization for the year	5	6
Translation differences	0	0
Impairment	0	0
Reclassification to assets held for sale		0
Balance at end of period	68	63
Amortized balance at end of period	63	63
Trademarks [Member]
Intangible assets [Line Items]
Balance at beginning of period	67
Balance at end of period	62	67
Amortized balance at end of period	62	67
Trademarks [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	91	86
Additions	0	0
Disposals	0
Discontinuance of consolidation		0
Translation differences	(3)	7
Reclassification to assets held for sale	0	(2)
Balance at end of period	88	91
Amortized balance at end of period	91	91
Trademarks [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	24	19
Disposals	0
Amortization for the year	3	3
Translation differences	(1)	1
Impairment	0	1
Reclassification to assets held for sale		0
Balance at end of period	26	24
Amortized balance at end of period	24	24
Technology / patents [Member]
Intangible assets [Line Items]
Balance at beginning of period	45
Balance at end of period	36	45
Amortized balance at end of period	36	45
Technology / patents [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	80	80
Additions	1	3
Disposals	0
Discontinuance of consolidation		0
Translation differences	(6)	7
Reclassification to assets held for sale	0	(10)
Balance at end of period	75	80
Amortized balance at end of period	80	80
Technology / patents [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	35	34
Disposals	0
Amortization for the year	5	5
Translation differences	(4)	3
Impairment	3	0
Reclassification to assets held for sale		(7)
Balance at end of period	39	35
Amortized balance at end of period	35	35
Customer relationships [Member]
Intangible assets [Line Items]
Balance at beginning of period	89
Balance at end of period	73	89
Amortized balance at end of period	73	89
Customer relationships [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	183	214
Additions	0	0
Disposals	0
Discontinuance of consolidation		0
Translation differences	(5)	16
Reclassification to assets held for sale	0	(47)
Balance at end of period	178	183
Amortized balance at end of period	183	183
Customer relationships [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	94	88
Disposals	0
Amortization for the year	10	12
Translation differences	(2)	5
Impairment	3	0
Reclassification to assets held for sale		(11)
Balance at end of period	105	94
Amortized balance at end of period	94	94
Exploration and evaluation assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	14
Balance at end of period	14	14
Amortized balance at end of period	14	14
Exploration and evaluation assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	39	35
Additions	1	1
Disposals	0
Discontinuance of consolidation		0
Translation differences	(1)	3
Reclassification to assets held for sale	0	0
Balance at end of period	39	39
Amortized balance at end of period	39	39
Exploration and evaluation assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	25	9
Disposals	0
Amortization for the year	1	1
Translation differences	(1)	1
Impairment	0	14
Reclassification to assets held for sale		0
Balance at end of period	25	25
Amortized balance at end of period	25	25
Computer application [Member]
Intangible assets [Line Items]
Balance at beginning of period	15
Balance at end of period	24	15
Amortized balance at end of period	24	15
Computer application [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	76	65
Additions	13	10
Disposals	0
Discontinuance of consolidation		0
Translation differences	(2)	2
Reclassification to assets held for sale	0	(1)
Balance at end of period	87	76
Amortized balance at end of period	76	76
Computer application [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	61	57
Disposals	0
Amortization for the year	4	3
Translation differences	(2)	2
Impairment	0	0
Reclassification to assets held for sale		(1)
Balance at end of period	63	61
Amortized balance at end of period	61	61
Other Intangible Assets [Member]
Intangible assets [Line Items]
Balance at beginning of period	13
Balance at end of period	11	13
Amortized balance at end of period	11	13
Other Intangible Assets [Member] | Gross [Member]
Intangible assets [Line Items]
Balance at beginning of period	34	76
Additions	1	3
Disposals	(2)
Discontinuance of consolidation		0
Translation differences	0	1
Reclassification to assets held for sale	0	(46)
Balance at end of period	33	34
Amortized balance at end of period	34	34
Other Intangible Assets [Member] | Accumulated impairment [Member]
Intangible assets [Line Items]
Balance at beginning of period	21	50
Disposals	(1)
Amortization for the year	2	5
Translation differences	0	1
Impairment	0	0
Reclassification to assets held for sale		(35)
Balance at end of period	22	21
Amortized balance at end of period	$ 21	$ 21